Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Useful Lives of Property and Equipment
The estimated useful lives of property and equipment are as follows:

Computer hardware and equipment	3 - 5 years
Purchased software and licenses	3 - 5 years
Furniture and fixtures	7 years
Leasehold improvements	Lesser of estimated useful life or lease term

Schedule of Earnings Per Share, Basic and Diluted
The following table sets forth the computations of net loss per share for the periods listed:

	Year ended December 31,
	2014	2013	2012
Numerators:
Loss from continuing operations attributable to common stockholders	$(19,634)	$(17,676)	$(7,520)
Loss from discontinued operations attributable to common stockholders	—	(199)	(1,259)
Net loss attributable to common stockholders	$(19,634)	$(17,875)	$(8,779)
Denominator:
Weighted-average common shares outstanding, basic and diluted	29,257	11,866	11,345

Loss from continuing operations per share, basic and diluted	$(0.67)	$(1.49)	$(0.66)
Loss from discontinued operations per share, basic and diluted	$—	$(0.02)	$(0.11)
Net loss per common share, basic and diluted	$(0.67)	$(1.51)	$(0.77)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following table sets forth the anti-dilutive common share equivalents for the periods listed:

	Year ended December 31,
	2014	2013	2012
Redeemable convertible preferred stock:
Series A preferred stock	—	7,908	7,908
Series B preferred stock	—	1,818	1,818
Series C preferred stock	—	2,184	—
Junior preferred stock	—	1,251	1,251
Stock options and restricted stock units	6,139	5,422	4,765
Total anti-dilutive common share equivalents	6,139	18,583	15,742